Restatement of Previously Issued Consolidated Financial Statements - Schedule of Consolidated Statement of Operations (Details) - USD ($)	3 Months Ended					6 Months Ended			9 Months Ended	12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025		Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Expenses
Depletion, depreciation and amortization										$ 3,170,092
Total expenses	$ 7,758,494			$ 4,949,431		$ 14,930,033	$ 9,450,371			27,198,109	$ 23,263,053
Operating loss	(1,272,778)			(317,381)		(7,476,124)	(313,223)			(10,261,545)	(3,844,134)
Income (loss) before income taxes	(1,268,854)			(3,490,108)		(8,584,563)	(6,251,496)			(4,673,063)	(13,296,690)
Income tax (provision) benefit	576,270			534,259		2,119,384	1,239,128			(2,821,554)	3,470,407
Net income (loss)	(692,584)	$ (5,772,595)		(2,955,849)	$ (2,056,519)	(6,465,179)	(5,012,368)	[1]		(7,494,617)	(9,826,283)
Net income (loss) attributable to Eon Resources, Inc.	$ (692,584)			$ (2,955,849)		$ (6,465,179)	$ (4,983,833)			$ (7,466,082)	$ (8,128,679)
Weighted average share outstanding, common stock – basic (in Shares)	55,424,861			22,575,043		54,766,929	18,809,177			31,191,907	6,477,052
Weighted average share outstanding, common stock – diluted (in Shares)	55,424,861			22,575,043		54,766,929	18,809,177			31,191,907	6,477,052
Net income (loss) per share of common stock –basic (in Dollars per share)	$ (0.01)			$ (0.13)		$ (0.12)	$ (0.26)			$ (0.24)	$ (1.25)
Net income (loss) per share of common stock –diluted (in Dollars per share)	$ (0.01)			$ (0.13)		$ (0.12)	$ (0.26)			$ (0.24)	$ (1.25)
As Reported [Member]
Expenses
Depletion, depreciation and amortization										$ 6,710,092
Total expenses				$ 4,790,860			$ 9,447,233			30,738,109
Operating loss				(207,712)			(299,487)			(13,801,545)
Income (loss) before income taxes				(1,699,223)			(4,042,284)			(8,213,063)
Income tax (provision) benefit			$ 6,260,472	(398,744)	(770,385)		(1,169,129)		$ 5,091,343	(1,913,554)
Net income (loss)				(1,300,479)	$ (1,752,231)					(10,126,617)
Net income (loss) attributable to Eon Resources, Inc.				$ (1,300,479)			$ (2,873,155)			$ (10,098,082)
Weighted average share outstanding, common stock – basic (in Shares)			38,073,390	22,575,043	15,338,289		18,809,177		25,301,146	31,191,907
Weighted average share outstanding, common stock – diluted (in Shares)			54,964,640	22,575,043	15,338,289		18,809,177		47,789,972	31,191,907
Net income (loss) per share of common stock –basic (in Dollars per share)			$ 0.15	$ (0.06)	$ (0.11)		$ (0.15)		$ 0.12	$ (0.32)
Net income (loss) per share of common stock –diluted (in Dollars per share)			$ 0.1	$ (0.06)	$ (0.11)		$ (0.15)		$ 0.07	$ (0.32)
Adjustments [Member]
Expenses
Depletion, depreciation and amortization										$ (3,540,000)
Total expenses				$ 158,571			$ 3,138			(3,540,000)
Operating loss				(109,669)			(13,736)			3,540,000
Income (loss) before income taxes				(1,790,885)			(2,209,212)			3,540,000
Income tax (provision) benefit			$ (178,606)	(135,515)	$ 65,516		(69,999)		$ (248,605)	(908,000)
Net income (loss)				(1,655,370)	$ (304,288)					2,632,000
Net income (loss) attributable to Eon Resources, Inc.				$ (1,655,370)			$ (2,110,678)			$ 2,632,000
Weighted average share outstanding, common stock – basic (in Shares)
Weighted average share outstanding, common stock – diluted (in Shares)									(22,488,826)
Net income (loss) per share of common stock –basic (in Dollars per share)			$ (0.05)	$ (0.07)	$ (0.02)		$ (0.11)		$ (0.16)	$ 0.08
Net income (loss) per share of common stock –diluted (in Dollars per share)			$ (0.03)	$ (0.07)	$ (0.02)		$ (0.11)		$ (0.11)	$ 0.08

[1]	As restated represents restatements previously disclosed in the Company's Form 10-K/A for the year ended December 31, 2025. See Note 11